TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 9:-        TAXES ON INCOME

a.	Corporate tax rates in Israel:

Various industrial projects of Jacada have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. According to the provisions of the Investment Law, the Company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rates of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company.

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates of 16%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law ("Amendment 73") was published. The Amendment prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance by March 31, 2017.

As the Company currently has no taxable income, these benefits have not yet commenced for all programs since inception.

Income not eligible for Approved Enterprise benefits are taxed at a regular rate, as follows: 2016 – 25% and for 2015 and 2014 – 26.5%.

On December 29, 2016, the Israeli Government legislated a reduction in corporate income tax rates from 25.0% to 24.0% in 2017 and to 23.0% in 2018 and thereafter. The Company estimates that the effect of the change in tax rates will not lead to material change in the amounts in the consolidated financial statements.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company believes it meets all the criteria to be classified as "industrial company", as defined by this law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of intangible property rights as a deduction for tax purposes.

c.	Net operating losses carryforward:

As of December 31, 2016, the Company had an Israeli net operating loss carryforward of approximately $ 48,870 which can be carried forward and offset against taxable income with no expiration date.

As of December 31, 2016, the European subsidiaries had net operating losses carryforward for income tax purposes, of approximately $ 1,895 which can be carried forward and offset against taxable income with no expiration date.

d.	Theoretical tax:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the losses outside of the U.S, mainly in Israel, amounting to $ 3,368, $ 1,931 and $ 2,258 for the years ended December 31, 2016, 2015 and 2014, respectively, for which valuation allowance was provided in each year..

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2016	2015

Deferred tax assets:

Operating loss carryforward	$11,833	$12,309
Reserves and allowances	1,025	1,216

Total deferred tax asset before valuation allowance	12,858	13,525
Valuation allowance	(12,644)	(13,272)

Deferred tax assets	214	253
Deferred tax liabilities	(168)	(181)

Deferred taxes	$46	$72

The Company's subsidiary in Israel has provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss.

f.          Income (loss) before taxes is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$(3,808)	$(1,931)	$(2,258)
Foreign	350	774	2,557

	$(3,458)	$(1,157)	$299

g.	Income tax expense (benefit) is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current tax expenses (benefit)	$116	$35	$737
Deferred tax expenses (benefit)	(127)	49	230

	(11)	$84	$967

Domestic	$-	$-	$-
Foreign	(11)	84	967

	$(11)	$84	$967

h.	Uncertain tax positions:

The following table represents the amount of unrecognized tax benefits with respect to uncertain tax positions. The entire balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.

	Year ended December 31,
	2016	2015

Beginning balance	$448	$30

Change in unrecognized tax benefits with respect to uncertain tax positions:	95	418

Ending Balance	$543	$448

As of December 31, 2016 and 2015, accrued interest related to uncertain tax positions amounted to $ 51 and $ 30, respectively.

As of December 31, 2016, Jacada's 2012 tax filling has received final tax assessments.